Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 121,733	$ 17,146	¥ 143,934
Restricted cash	22,166	3,122	38,811
Short-term investments	15,312	2,157	2,000
Accounts receivable, net	314,638	44,316	470,997
Prepayments and other assets, net	126,725	17,847	191,996
Inventories	12,503	1,761	11,157
Total current assets	613,077	86,349	858,895
Non-current assets
Property, equipment and software, net	1,819	256	3,037
Equity method investments, net	145,696	20,521	206,086
Long-term equity investment, net	3,000	423	6,000
Goodwill, net			454
Right-of-use assets	183	26	2,207
Other non-current assets	6,126	863
Total non-current assets	156,824	22,089	217,784
Total assets	769,901	108,438	1,076,679
Current liabilities
Short-term bank borrowings (including short-term bank borrowings of consolidated VIE without recourse to the Company of RMB72,500 and nil as of December 31, 2022 and 2023, respectively. Note 1)			72,500
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB638,295 and RMB373,278 as of December 31, 2022 and 2023, respectively. Note 1)	395,432	55,695	659,215
Customers’ refundable fees (including customers’ refundable fees of consolidated VIE without recourse to the Company of RMB30,747 and RMB30,657 as of December 31, 2022 and 2023, respectively. Note 1)	31,554	4,444	30,747
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB145,088 and RMB80,109 as of December 31, 2022 and 2023, respectively. Note 1)	117,556	16,557	181,140
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB2,468 and RMB1,590 as of December 31, 2022 and 2023, respectively. Note 1)	5,068	714	4,876
Lease liabilities-current (including lease liabilities-current of consolidated VIE without recourse to the Company of RMB1,096 and RMB111 as of December 31, 2022 and 2023, respectively. Note 1)	111	16	1,243
Total current liabilities	549,721	77,426	949,721
Non-current liabilities
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB27,429 and RMB28,243 as of December 31, 2022 and 2023, respectively. Note 1)	28,654	4,036	30,772
Lease liabilities (including lease liabilities of consolidated VIE without recourse to the Company of RMB791 and RMB29 as of December 31, 2022 and 2023, respectively. Note 1)	29	4	792
Total non-current liabilities	28,683	4,040	31,564
Total liabilities	578,404	81,466	981,285
Commitments and contingencies (Note 23)
Shareholders’ Equity:
Additional paid-in capital	5,243,416	738,520	5,051,631
Accumulated other comprehensive loss	(398,160)	(56,080)	(393,841)
Accumulated deficit	(4,649,428)	(654,858)	(4,557,675)
Total Fangdd Network Group Ltd. shareholders’ equity	195,845	27,584	100,116
Noncontrolling interests	(4,348)	(612)	(4,722)
Total shareholders’ equity	191,497	26,972	95,394
Total liabilities and shareholder’s equity	769,901	108,438	1,076,679
Class A Ordinary Shares
Shareholders’ Equity:
Ordinary shares value	17	2	1
Class B Ordinary Shares
Shareholders’ Equity:
Ordinary shares value
Class C Ordinary Shares
Shareholders’ Equity:
Ordinary shares value